SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2024
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined there is a single reportable operating segment as of September 30, 2024.

The Company’s revenues for the nine months ended September 30, 2024 of $41,796 (September 30, 2023 - $31,359) are all attributable to Mexico, from shipments of concentrate.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Silver	$6,462	$4,280	$18,246	$11,610
Copper	6,497	5,907	18,329	14,658
Gold	3,359	3,669	9,894	9,516
Penalties, treatment costs and refining charges	(1,702)	(1,540)	(4,673)	(4,425)
Total revenue from mining operations	$14,616	$12,316	$41,796	$31,359

For the three and nine months ended September 30, 2024 and 2023, the Company had the following customers that accounted for total revenues as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Customer #1	$14,117	$9,101	$35,404	$26,209
Customer #2	487	3,220	5,930	5,246
Other customers	12	(5)	462	(96)
Total revenue from mining operations	$14,616	$12,316	$41,796	$31,359

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	September 30, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$52,713	$50,110
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$52,714	$50,111

	September 30, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$53,162	$52,891
Plant, equipment, and mining properties - Canada	454	178
Total plant, equipment, and mining properties	$53,616	$53,069